Condensed Schedule Of Investments (Futures And Forward Currency Contracts) (Parenthetical) - contract	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Long Contracts [Member] | 2 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Investment Term	2 years	2 years
Contracts	144	55
Investment settlement date	Dec. 01, 2020	Mar. 01, 2020
Long Contracts [Member] | 5 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Investment Term		5 years
Contracts		113
Investment settlement date		Mar. 01, 2020
Long Contracts [Member] | 10 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Investment Term	10 years
Contracts	182
Investment settlement date	Dec. 01, 2020
Long Contracts [Member] | 30 Year U.S. Treasury Bond [Member]
Summary of Investment Holdings [Line Items]
Investment Term	30 years
Contracts	47
Investment settlement date	Dec. 01, 2020
Short Contracts [Member] | 10 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Investment Term		10 years
Contracts		142
Investment settlement date		Mar. 01, 2020